  [LOGO]
         THE
     RESERVE
       FUNDS
  Founders of
 "America's First
   Money Fund"
810 Seventh Avenue, New York, NY 10019-5868

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor -- Resrv Partners, Inc.

RTET-I/SEMI-ANNUAL 01/99


                      [LOGO]
                             THE
                         RESERVE
                           FUNDS
                     Founders of
                  "America's First
                     Money Fund"

       -------------------------------------------------------------------------
         ----------

                                      SEMI-ANNUAL REPORT

       -------------------------------------------------------------------------
         ----------

                  RESERVE TAX-EXEMPT TRUST

                    INTERSTATE TAX-EXEMPT FUND

                                      NOVEMBER 30, 1998

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1998--(UNAUDITED)

  PRINCIPAL                                                                       VALUE
    AMOUNT                    TAX-EXEMPT OBLIGATIONS -- 102.65%                  (NOTE 1)
  ---------                   ---------------------------------                ------------
                 ALABAMA -- .14%
                 Pell City IDA for General Signal Corporation, 3.50% (a),
 $   500,000      10/1/2000..................................................  $    500,000
                                                                               ------------

                 ARIZONA -- 4.99%
                 Apache IDA for Tucson Electric Power Company Series 83B,
   1,500,000      3.20% (a), 12/15/2018......................................     1,500,000
                 Apache IDA for Tucson Electric Power Company Series 83A,
   2,000,000      3.15% (a), 12/15/2018......................................     1,900,000
   1,100,000     Arizona HFA for Pooled Loan Program, 3.20% , 10/1/2015......     1,100,000
                 Pima IDA PCR for Tucson Electric Project, 3.20% (a),
   5,100,000      10/1/2022..................................................     5,100,000
                 Pima IDA PCR for Tucson Electric Project, 3.15%,
   6,500,000      10/1/2022..................................................     6,500,000
   2,225,000     Yavapai IDA for Regional Medical Center, 3.15%, 12/1/2026...     2,225,000
                                                                               ------------
                                                                                 18,325,000
                                                                               ------------

                 CALIFORNIA -- 1.72%
   1,000,000     California EDA for ISO Corp. Series B, 3.20%, 4/1/2008......     1,000,000
                 California School District Cash Reserves Program, 4.50%,
   2,000,000      7/2/1999...................................................     2,008,543
                 Grand Terrace Community Redevelopment Agency, 4.70% (a),
     100,000      12/1/2011..................................................       100,000
                 San Francisco MFHRB for Bayside Village Series 85D, 4.60%
   3,200,000      (a), 12/1/2005.............................................     3,200,000
                                                                               ------------
                                                                                  6,308,543
                                                                               ------------

                 CONNECTICUT -- 3.37%
                 Connecticut HEF for Yale University Series T, 2.90%,
   1,000,000      7/1/2029...................................................     1,000,000
                 Connecticut HEF for Sharon Hospital Issue Series A, 3.00%,
   1,000,000      9/1/2029...................................................     1,000,000
                 Connecticut HFA for Housing Mortgage Finance Program Series
   1,400,000      G, 3.05%, 5/15/2018........................................     1,400,000
                 Connecticut Special Tax Obligation for Second Lien, 3/10%,
   1,470,000      12/1/2010..................................................     1,470,000
                 Connecticut Develop. Authority HCR for Independent Living
   2,600,000      Project, 2.90% (a), 7/1/2015...............................     2,600,000
                 Connecticut HEF for Yale University Series T, 3.80% (a),
   1,000,000      7/1/2029...................................................     1,000,000
   2,500,000     Connecticut State GOB Series B, 3.85% (a), 5/15/2014........     2,500,000
                 Hartford Redevelopment Agency MHR for Underwood Towers
   1,400,000      Project, 3.05% (a), 6/1/2020...............................     1,400,000
                                                                               ------------
                                                                                 12,370,000
                                                                               ------------

                 DISTRICT OF COLUMBIA -- 5.91%
                 Washington, D.C. American University, 3.15% (a),
   3,065,000      10/1/2015..................................................     3,065,000
   5,000,000     Washington, D.C. Consortium Issue, 3.60%, 7/1/2023..........     5,000,000
                 Washington, D.C. Housing Finance Agency RAW, 2.85%,
   2,200,000      7/1/2027...................................................     2,200,000
                 Washington, D.C. George Washington University, 3.20%,
  10,200,000      3/1/2006...................................................    10,200,000
                 Washington, D.C. National Children's Center, 3.20%,
   1,220,000      2/1/2020...................................................     1,220,000
                                                                               ------------
                                                                                 21,685,000
                                                                               ------------

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

  PRINCIPAL                                                                       VALUE
    AMOUNT                  TAX-EXEMPT OBLIGATIONS -- (CONTINUED)                (NOTE 1)
  ---------                 -------------------------------------              ------------

                 FLORIDA -- 4.34%
                 Boca Raton IDA for Parking Garage Project, 3.78% (a),
 $ 1,200,000      12/1/2014..................................................  $  1,200,000
                 Brevard HFA for Malabar Lakes & Park Village, 3.30%,
     500,000      12/1/2010..................................................       500,000
     100,000     Dade County Hospital Revenue Bonds, 3.85% (a), 9/1/2025.....       100,000
                 Dade County IDA for Dolphin Stadium Project Series B, 2.90%
   1,000,000      (a), 1/1/2016..............................................     1,000,000
                 Dade County IDA for Dolphin Stadium Project Series D, 2.90%,
   4,000,000      1/1/2016...................................................     4,000,000
                 Florida Local Gov't Financial Authority for Lake Wells
     700,000      Medical Centers, 3.10%, 3/1/2015...........................       700,000
                 Gulf Breeze Series 85 A Revenue Bonds, 3.10% (a),
      10,000      12/1/2015..................................................        10,000
                 Jacksonville Hospital Revenue Bonds for University Medical
   2,100,000      Center, 4.60% (a), 2/1/2018................................     2,100,000
                 Jacksonville Hospital Revenue Bonds for University Medical
   3,000,000      Center, 4.60% (a), 2/1/2019................................     3,000,000
                 Orange IDA for Lake Highland Prep School, 3.10%,
   2,000,000      10/1/2018..................................................     2,000,000
                 Pinnellas Industrial Council -- Chi Chi Rodriguez Youth
     200,000      Foundation, 3.25%, 8/1/2016................................       200,000
   1,000,000     Sarasota Bay Village Project, 3.20%, 12/1/2023..............     1,000,000
                 University of North Florida HEF for Capital Improvement
     100,000      Project, 3.15% (a), 11/1/2024..............................       100,000
                                                                               ------------
                                                                                 15,910,000
                                                                               ------------

                 GEORGIA -- 2.13%
                 Clayton County MFHRB for Rivers Edge Development, 3.25% (a),
   3,925,000      8/1/2006...................................................     3,925,000
                 Clayton Housing Authority for Rainwood Development, 3.53% ,
   2,000,000      5/1/2006...................................................     2,000,000
                 Elbert County Industrial Building Authority Revenue Bonds
   1,800,000      for Seaboard Farms of Elberton, 3.25% (a), 7/1/2005........     1,800,000
                 Hapeville IDA for Hapeville Hotel Partnership Project, 3.25%
     100,000      (a), 11/1/2015.............................................       100,000
                                                                               ------------
                                                                                  7,825,000
                                                                               ------------

                 IOWA -- 2.02%
                 Buffalo IDA for Linwood Mining & Materials, 4.20% (a),
     805,000      1/1/2000...................................................       805,000
                 Des Moines Methodist System Inc. -- Iowa Methodist Med.
   3,000,000      Project, 3.15%, 8/1/2015...................................     3,000,000
                 Iowa Finance Authority Bonds for Health Care Systems Series
   3,400,000      B, 3.15% (a), 7/1/2020.....................................     3,400,000
                 Polk County IDA for Convalescence Center Series 88, 3.45%
     200,000      (a), 1/1/2011..............................................       200,000
                                                                               ------------
                                                                                  7,405,000
                                                                               ------------

                 ILLINOIS -- 1.94%
   3,000,000     Chicago MFH for Waveland Associates, 3.45%, 11/1/2010.......     3,000,000
                 Illinois Health Facility Authority Revolving Fund
   1,600,000      Pooled -- F, 3.10%, 8/1/2015...............................     1,600,000
                 Illinois HFA for Community Hospital Center, 3.15% (a),
     900,000      10/1/2015..................................................       900,000
                 Streamwood IDA for Olde Church Centre Project, 3.25% (a),
   1,635,000      12/1/2014..................................................     1,635,000
                                                                               ------------
                                                                                  7,135,000
                                                                               ------------

                 INDIANA -- 2.82%
                 Indiana Muni Power Authority Revenue Bonds Series A, 3.10%
   1,600,000      (a), 1/1/2018..............................................     1,600,000
                 Tippecanoe County PCR for Caterpillar Inc., 3.25% (a),
   8,750,000      11/1/2006..................................................     8,750,000
                                                                               ------------
                                                                                 10,350,000
                                                                               ------------

                 KANSAS -- 1.64%
   6,000,000     Olathe GO Temp Notes Series A, 4.125%, 6/1/1999.............     6,010,833
                                                                               ------------

                 KENTUCKY -- .30%
                 Lexington Fayette Rev Bonds for Richmond Place Associate
   1,100,000      Project, 3.70% (a), 4/1/2015...............................     1,100,000
                                                                               ------------

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

  PRINCIPAL                                                                       VALUE
    AMOUNT                  TAX-EXEMPT OBLIGATIONS -- (CONTINUED)                (NOTE 1)
  ---------                 -------------------------------------              ------------
                 LOUISIANA -- .95%
 $ 1,500,000     Calcasieu Parish Sales Tax District 4A, 3.10%, 1/1/2000.....  $  1,500,000
                 Lake Charles Harbor & Terminal District -- Citgo Pete Corp.,
   1,500,000      3.20%, 8/1/2007............................................     1,500,000
                 Louisiana Public Facilities Authority W. Knighton Project,
     500,000      3.25% (a), 9/1/2025........................................       500,000
                                                                               ------------
                                                                                  3,500,000
                                                                               ------------

                 MARYLAND -- 1.33%
                 Baltimore IDA for Mayor and City Council Project, 3.15% (a),
   2,000,000      8/1/2016...................................................     2,000,000
   1,000,000     Baltimore Sheppard & Enoch Hospital, 3.15%, 7/1/2021........     1,000,000
                 Montgomery County IDA for Info Systems and Network
     400,000      Corporation, 3.40% (a), 4/1/2014...........................       400,000
                 Prince George's County IDA for Frank Parsons Paper Co.,
   1,500,000      3.55% (a), 1/1/2013........................................     1,500,000
                                                                               ------------
                                                                                  4,900,000
                                                                               ------------

                 MASSACHUSETTS -- 3.10%
                 Boston Water & Sewer Commission Rev. Bonds, 2.75%,
     500,000      11/1/2024..................................................       500,000
   1,000,000     Massachusetts HEF Capital Asset Program, 2.75%, 1/1/2001....     1,000,000
                 Massachusetts HEF Brigham & Women's Hospital, 3.00%,
     300,000      7/1/2017...................................................       300,000
   1,100,000     Massachusetts GOB Series B, 3.05% (a), 8/1/2015.............     1,100,000
                 Massachusetts HEF for Harvard University, 3.00% (a),
   1,087,000      2/1/2016...................................................     1,087,000
                 Massachusetts HEF for Partners Health Care Systems, 3.00%
     600,000      (a), 7/1/2027..............................................       600,000
                 Massachusetts IFA for Gordon College Series 97, 3.05% (a),
   1,500,000      12/1/ 2027.................................................     1,500,000
                 Massachusetts IFA for Governor Dummer Academy, 3.05% (a),
     700,000      7/1/2026...................................................       700,000
     500,000     Massachusetts IFA for Milton Academy, 3.00% (a), 3/1/2027...       500,000
                 Massachusetts Muni Wholesale Electric Co., 3.00% (a),
     600,000      7/1/2019...................................................       600,000
   3,500,000     Ware BAN, 4.00%, 12/18/1998.................................     3,500,395
                                                                               ------------
                                                                                 11,387,395
                                                                               ------------

                 MICHIGAN -- 5.10%
                 Bruce Hospital Finance Authority for St. Joseph B, 3.05%,
     800,000      5/11/2018..................................................       800,000
     400,000     Delta EDC for Mead-Escanaba Paper E, 3.30%, 12/1/2023.......       400,000
                 Farmington Hills Economic Development Corp for Carrefour,
   3,025,000      3.53%, 9/1/2015............................................     3,025,000
   2,895,000     Garden City Hospital Finance Authority, 3.25%, 9/1/2026.....     2,895,000
   1,700,000     Grand Rapids Water Supply System, 3.05% (a), 1/1/2020.......     1,700,000
                 Jackson EDC for Thrifty Leoni Inc. Project, 3.53% (a),
   2,700,000      12/1/2014..................................................     2,700,000
                 Michigan Hospital Finance Authority St. Mary Hospital of
     400,000      Linonia, 3.10%, 7/1/2017...................................       400,000
                 Michigan Job Development Authority for Hitachi Metals, 3.40%
     700,000      (a), 1/1/2004..............................................       700,000
                 Michigan Housing Development Authority Harbortown Ltd.,
   2,000,000      3.53%, 6/1/2004............................................     2,000,000
                 Michigan Job Development Authority for Gordon Food Service,
   2,500,000      8/1/2015...................................................     2,500,000
                 Royal Oak HFA for William Beaumont Hospital Series L, 3.25%,
   1,600,000      1/1/2027...................................................     1,600,000
                                                                               ------------
                                                                                 18,720,000
                                                                               ------------
                 MINNESOTA -- 2.37%
   5,480,000     Eagan MHR for Aspen Woods, 3.30% (a), 1/1/2026..............     5,480,000
                 New Brighton Refunding Bonds for Taylor Corp. Series 1988,
     321,000      4.96% (a), 11/1/1999.......................................       320,545
                 New Hope Commercial Dev. Bonds for Nat. Beauty Project
     740,000      Series 1994, 3.45% (a), 5/1/2010...........................       740,000
                 New Ulm Commercial Dev. Authority for Robert H. Bradley
   2,140,000      Project, 3.45% (a), 10/1/2011..............................     2,140,000
                                                                               ------------
                                                                                  8,680,545
                                                                               ------------

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

  PRINCIPAL                                                                       VALUE
    AMOUNT                  TAX-EXEMPT OBLIGATIONS -- (CONTINUED)                (NOTE 1)
  ---------                 -------------------------------------              ------------
                 MISSOURI -- 1.53%
                 Cole IDA for Mobine Manufacturing Series 85, 4.85% (a),
 $ 2,000,000      12/1/2015..................................................  $  2,000,000
                 Kansas IDA Hospital Revenue for Baptist Health Series 88A,
     625,000      3.15% (a), 8/1/2018........................................       625,000
                 Missouri State Environmental Authority RAW Series A, 3.80%
   3,000,000      (a), 6/1/2014..............................................     3,000,000
                                                                               ------------
                                                                                  5,625,000
                                                                               ------------

                 MONTANA -- .16%
                 Great Falls Comm. Dev. Bonds for Liberty Development
     570,000      Partners, 3.70% (a), 12/1/2007.............................       570,000
                                                                               ------------

                 NEBRASKA -- 3.20%
   2,900,000     Buffalo IDR for Agrex Inc. Project, 3.70%, 2/1/2015.........     2,900,000
                 Nebraska EFA for Creighton University Project, 3.20% (a),
   3,750,000      12/15/2012.................................................     3,750,000
   5,100,000     Nuckolls IDA for Agrex Inc Project, 3.70% (a), 2/1/2015.....     5,100,000
                                                                               ------------
                                                                                 11,750,000
                                                                               ------------

                 NEW JERSEY -- 10.30%
   3,100,000     Burlington BAN, 3.63%, 10/18/1999...........................     3,108,557
  12,500,000     East Orange BAN, 4.37%, 7/1/1999............................    12,526,137
   1,460,000     Englewood Temp Notes, 3.70%, 7/2/1999.......................     1,460,872
   4,000,000     Jersey City School Promissory Note, 4.13%, 3/5/1999.........     4,005,217
                 New Jersey EDA for Public Service Electric and Gas Series A,
     200,000      3.00% (a), 9/1/2012........................................       200,000
                 New Jersey EDA for Volvo of America Corp., 3.69% (a),
   1,100,000      12/1/2004..................................................     1,100,000
                 New Jersey Sports Expo Authority Series C, 3.15% (a),
   1,200,000      9/1/2024...................................................     1,200,000
                 Port Authority of New York & New Jersey, Special Obligation
   1,000,000      Rev. Bonds, 3.25%, 5/1/2019................................     1,000,000
   1,350,000     Rutgers University GOB, 7.00% (a), 5/1/2019.................     1,394,638
   1,000,000     Trenton School Temporary Note, 3.70%, 3/10/1999.............     1,000,312
   8,000,000     Vernon School District Temp Notes, 3.50%, 5/4/1999..........     8,014,800
   2,800,000     Vernon School District Temp Notes, 3.20%, 12/3/1999.........     2,803,248
                                                                               ------------
                                                                                 37,813,781
                                                                               ------------

                 NEW YORK -- 14.06%
   4,300,000     Babylon UFSD TAN, 3.75%, 6/28/1999..........................     4,302,847
   5,000,000     Harrison CSD TAN, 3.75%, 6/30/1999..........................     5,003,324
   1,000,000     New York City GOB Series A4, 3.35% (a), 8/1/2022............     1,000,000
   1,750,000     New York City GOB Series F2, 2.90% (a), 2/15/2012...........     1,750,000
   2,400,000     New York City GOB Series E5, 3.30% (a), 8/1/2018............     2,400,000
   1,700,000     New York City GOB Series E5, 3.30% (a), 8/1/2009............     1,700,000
   3,350,000     New York City GOB Series E2, 3.30% (a), 8/1/2020............     3,350,000
   5,000,000     New York City GOB Series A7, 3.30% (a), 8/1/2020............     5,000,000
   3,200,000     New York City COP, 3.20%, 12/9/1998.........................     3,200,000
   2,000,000     New York City COP, 3.20%, 12/9/1998.........................     2,000,000
                 New York State Energy R&D Central Hudson Gas & Elec. Corp.
   1,200,000      3.25%, 2/1/2029............................................     1,200,000
                 New York State R&D Authority for NY Electric, 3.25%,
     500,000      2/1/2029...................................................       500,000
   3,234,405     North Hempstead BAN, 3.50%, 10/29/1998......................     3,243,327
   2,642,000     Oyster Bay BAN, 4.00%, 4/30/1999............................     2,645,451
   6,000,000     Riverhead CSD TAN 3.75%, 6/25/1999..........................     6,003,565
   5,000,000     Rochester BAN, 3.75%, 3/9/1999..............................     5,002,329
   3,300,000     Williamson CSD RAN, 3.70%, 6/25/1999........................     3,301,062
                                                                               ------------
                                                                                 51,601,905
                                                                               ------------

                 NORTH DAKOTA -- .16%
     600,000     Minot IDR for Finance Project, 4.20% (a), 12/1/2002.........       600,000
                                                                               ------------

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

  PRINCIPAL                                                                       VALUE
    AMOUNT                  TAX-EXEMPT OBLIGATIONS -- (CONTINUED)                (NOTE 1)
  ---------                 -------------------------------------              ------------
                 OHIO -- 5.46%
                 Brunswick IDA for Kinder-Care Learning Centers Project
 $   325,000      Series A, 3.45% (a), 6/1/2002..............................  $    325,000
                 Claremont Hospital Facilities Revenue for Mercy Health
     900,000      Systems, 3.10% (a), 12/1/2021..............................       900,000
                 Columbus ERD for Electric Systems Revenue Bonds, 3.30% (a),
     700,000      9/1/2009...................................................       700,000
                 Cuyahoga IDA for Allen Group Project, 3.10% (a),
     900,000      12/1/2015..................................................       900,000
   1,400,000     Cuyahoga IDA for Cleveland Clinic, 1/1/2016.................     1,400,000
     900,000     Cuyahoga IDA for Edgecomb Metals Co., 3.40% (a), 9/1/2009...       900,000
                 Franklin County Bonds for Kinder-Care Project Series A,
   1,080,000      3.45% (a), 6/1/2002........................................     1,080,000
                 Franklin County Hospital Revenue for US Health Corp Series
   3,500,000      A, 3.15% (a), 12/1/2021....................................     3,440,000
                 Lucas County HFR for Lutheran Homes Society Project, 3.15%
     900,000      (a), 11/1/2019.............................................       900,000
                 Mohoning Hospital Facilities Revenue for Forum Health Group
   2,800,000      Series B, 3.15%(a), 12/1/2028..............................     2,800,000
   2,100,000     Ohio COP, 2.90%, 3/9/1999...................................     2,100,000
                 Ottawa Hospital Facilities Luther Home of Mercy Project,
   1,580,000      3.30%, 10/1/2017...........................................     1,580,000
                 Sharonville IDA for Edgecomb Metals Inc., 3.10% (a),
   1,610,000      11/1/2009..................................................     1,610,000
                 Toledo Special Obligation Assessment Notes, 3.15%,
   1,400,000      12/1/1998..................................................     1,400,000
                                                                               ------------
                                                                                 20,035,000
                                                                               ------------

                 OKLAHOMA -- .95%
   3,500,000     Oklahoma IDA for Christian College, 4.63% (a), 7/1/2015.....     3,500,000
                                                                               ------------

                 OREGON -- 1.61%
   2,000,000     Oregon Series 73F, 3.15%, 12/1/2017.........................     2,000,000
   3,900,000     Portland MFR for South Park Project, 3.10% (a), 12/1/2011...     3,900,000
                                                                               ------------
                                                                                  5,900,000
                                                                               ------------

                 PENNSYLVANIA -- 7.13%
                 Allegheny Hospital Dev. Auth. for Children's Hospital Series
     800,000      B, 3.35% (a), 12/1/2015....................................       800,000
                 Allegheny Hospital Dev. Auth. for Allegheny Hospital Series
   1,400,000      B, 4.00% (a), 9/1/2010.....................................     1,400,000
                 Allegheny Hospital Dev. Auth. for Allegheny Hospital Series
   3,000,000      B, 4.00% (a), 9/1/2010.....................................     3,000,000
                 Allegheny University Project Series 85, 3.00% (a),
     900,000      7/1/2015...................................................       900,000
                 Chartier Valley IDA Bonds for 1133 Penn Ave. Series A, 3.30%
     564,000      (a), 8/1/2007..............................................       564,000
                 Clarion County IDA Bonds for Meritcare Project Series A,
     700,000      3.30% (a), 12/1/2012.......................................       700,000
   1,800,000     Dallastown Area School District GOB, 3.29% (a), 2/1/2018....     1,800,000
                 Dauphin General Authority Revenue Bonds, 3.29% (a),
     100,000      11/1/2017..................................................       100,000
                 Delaware IDA PCR for Philadelphia Electric Company, 3.30%
     400,000      (a), 8/1/2016..............................................       400,000
                 Delaware Valley Finance Authority Rev. Bonds Series 85D,
   3,350,000      3.05% (a), 12/1/2020.......................................     3,350,000
                 Delaware Valley Regional Financing Authority Revenue Bonds
   1,000,000      Series B, 3.05%, 12/1/2020.................................     1,000,000
                 Emmaus GOB Local Government Revenue Bonds, 3.15% (a),
   4,000,000      12/1/2028..................................................     4,000,000
                 Northeastern HEF Wyoming Valley HCF Revenue Bonds, 3.10%
     200,000      (a), 1/1/2024..............................................       200,000
                 Philadelphia MHR for Harbor View Tower Project, 3.30% (a),
   2,250,000      11/1/2027..................................................     2,250,000
   2,500,000     Philadelphia TRAN, 4.25%, 6/30/1999.........................     2,508,564
   2,000,000     Sayre Health Care Facilities, 3.20%, 12/1/2020..............     2,000,000
   1,200,000     York General Authority Pooled Financing, 3.25%, 9/1/2026....     1,200,000
                                                                               ------------
                                                                                 26,172,564
                                                                               ------------

                 PUERTO RICO -- .54%
                 Puerto Rico Electric Power Authority Series 11, 3.03% (a),
     500,000      7/1/2022...................................................       500,000
                 Puerto Rico Highway & Transportation Authority, 2.75%,
   1,500,000      7/1/2028...................................................     1,500,000
                                                                               ------------
                                                                                  2,000,000
                                                                               ------------

                 SOUTH CAROLINA -- .62%
                 South Carolina HFA for Waverly Place Project, 3.15% (a),
   2,270,000      11/1/2007..................................................     2,270,000
                                                                               ------------

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

  PRINCIPAL                                                                       VALUE
    AMOUNT                  TAX-EXEMPT OBLIGATIONS -- (CONTINUED)                (NOTE 1)
  ---------                 -------------------------------------              ------------
                 TENNESSEE -- .34%
                 Chattanooga IDA for Baylor School Project, 3.20% (a),
 $   375,000      11/1/2016..................................................  $    375,000
                 Franklin HEF for Franklin Health Care Center, 5.00% (a),
     865,000      6/1/2005...................................................       865,000
                                                                               ------------
                                                                                  1,240,000
                                                                               ------------

                 TEXAS -- 1.58%
                 Harris HCF for Greater Houston Project, 3.20% (a),
   1,700,000      11/1/2025..................................................     1,700,000
                 Midlothian IDC for Box-Crow Cement Co. Project, 3.15%,
   1,400,000      12/1/2009..................................................     1,400,000
                 Texas Small Business IDC for Public Access Project, 3.20%
   2,700,000      (a), 7/1/2026..............................................     2,700,000
                                                                               ------------
                                                                                  5,800,000
                                                                               ------------

                 UTAH -- 1.85%
   1,300,000     Emery County PCR for Pacificorp Project, 3.10%, 7/1/2015....     1,300,000
                 Salt Lake City IDR for Parkview Plaza Project, 3.28% (a),
   5,475,000      12/1/2014..................................................     5,475,000
                                                                               ------------
                                                                                  6,775,000
                                                                               ------------

                 VIRGINIA -- 2.68%
     375,000     Bristol IDA for Healthcare Center, 5.00%, 3/1/2010..........       375,000
                 Capital Region Airport Commission for Richmond International
   1,000,000      Airport, 3.05%, 7/1/2025...................................     1,000,000
   3,960,000     Hampton MHR for Avalon at Hampton, 3.10%, 6/15/2026.........     3,960,000
                 Louisa IDA for Pooled Financing Municipal Bond Fund, 3.20%,
   1,900,000      1/1/2020...................................................     1,900,000
                 Lynchburg IDA HRB for VHA Mid Atlantic States Inc., 3.60%,
   1,000,000      12/1/2025..................................................     1,000,000
                 Newport News MHR for Newport -- Oxford Project, 3.45%,
     200,000      11/1/2006..................................................       200,000
                 Waynesborough IDA for Residential Care Facilities, 3.35%,
   1,400,000      12/1/2028..................................................     1,400,000
                                                                               ------------
                                                                                  9,835,000
                                                                               ------------

                 WASHINGTON -- 2.23%
                 Port of Seattle IDC for Douglas Management Corporation,
   3,200,000      3.35% (a), 12/1/2005.......................................     3,200,000
                 Washington Public Power Supply System Number 3 Rev. Ref.
   5,000,000      Bonds, 3.00%, 7/1/2018.....................................     5,000,000
                                                                               ------------
                                                                                  8,200,000
                                                                               ------------

                 WISCONSIN -- 3.59%
                 Green Bay IDA for St. Mary Cement Company Ltd., 4.00% (a),
   3,500,000      11/1/2000..................................................     3,500,000
   1,000,000     Wisconsin GOB, 6.50%, 5/1/1999..............................     1,021,034
   8,650,000     Wisconsin COP, 3.20%, 2/9/1999..............................     8,650,000
                                                                               ------------
                                                                                 13,171,034
                                                                               ------------

                 WYOMING -- .49%
                 Sweetwater County IDA PCR for Pacificorp Project Series A,
   1,800,000      3.05% (a), 7/1/2015........................................     1,800,000
                                                                               ------------

                 TOTAL INVESTMENTS (COST $376,899,416).......................   102.65%   376,771,600

                 OTHER ASSETS, LESS LIABILITIES..............................    (2.65)    (9,730,206)
                                                                                ------   ------------
                 NET ASSETS..................................................   100.00%  $367,041,394
                                                                                ======   ============
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
                  367,041,394 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE
                  OUTSTANDING.........................................................          $1.00
                                                                                                  ---
                                                                                                  ---

---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1998. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

SECURITY TYPE ABBREVIATIONS:

BAN     --  Bond Anticipation Notes
COP     --  Certificates of Participation
CSD     --  Central School District
DAI     --  Development Authority Industrial Development Refunding Bonds
EDA     --  Economic Development Authority Revenue Bonds
EDC     --  Economic Development Corporation
EFA     --  Economic Finance Authority
ERD     --  Energy Research and Development Authority
GOB     --  General Obligation Bonds
HCF     --  Health Care Facility
HCR     --  Housing Corporation Revenue Bonds
HDA     --  Hospital Development Authority
HAD     --  Housing Development Authority
HEF     --  Health and Educational Facilities Revenue Bonds
HEFA    --  Health & Education Facilities Authority
HFA     --  Health Facilities Authority Revenue Bonds
HFA     --  Hospital Finance Authority
HFA     --  Housing Finance Authority
HFDC    --  Housing Finance Development Corp
HFR     --  Health Facilities Revenue Bonds
HRB     --  Hospital Revenue Bonds
IDA     --  Industrial Development Authority Revenue Bonds
IDC     --  Industrial Development Corporation Revenue Bonds
IDR     --  Industrial Development Agency Revenue Bonds
IFA     --  Industrial Finance Agency Revenue Bonds
MFHRB   --  Multi-family Housing Revenue Bonds
MHR     --  Multi-family Housing Revenue Bonds
PCR     --  Pollution Control Revenue Bonds
RAN     --  Revenue Anticipation Notes
RAW     --  Revenue Anticipation Warrants
TRAN    --  Tax & Revenue Anticipation Notes
UFSD    --  Union Free School District
USD     --  Unified School District Bonds
VHA     --  Veterans' Hospital Administration
VHA     --  Veterans' Housing Authority

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

                            STATEMENT OF OPERATIONS

                SIX MONTHS ENDED NOVEMBER 30, 1998--(UNAUDITED)

INTEREST INCOME (Note 1)....................................  $6,583,225
                                                              ----------
EXPENSES (Note 2)
  Management fee............................................     934,893
  Shareholder servicing, administration and general office
    expenses................................................     387,508
  Distribution assistance (Note 2)..........................     356,454
  Equipment expense.........................................      54,345
  Professional fees.........................................      54,201
  Occupancy costs...........................................      19,918
  Stationery, printing and supplies.........................      31,587
  Trustee fees..............................................       2,677
  Other expenses............................................      28,204
                                                              ----------
    Total Expenses..........................................   1,869,787
                                                              ----------
NET INVESTMENT INCOME, representing increase in Net Assets
  from Investment Operations................................  $4,713,438
                                                              ==========

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                               SIX MONTHS ENDED       YEAR ENDED
                                                              NOVEMBER 30, 1998*     MAY 31, 1998
                                                              ------------------     ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT OPERATIONS:
    Net investment income paid to shareholders as dividends
      (Note 1)..............................................    $  (4,713,438)      $    (9,250,843)
                                                                -------------       ---------------
  FROM CAPITAL SHARE TRANSACTIONS (at net asset value of
    $1.00 per share):
    Net proceeds from sale of shares........................      740,895,658         1,583,012,502
    Dividends reinvested....................................        4,713,438             9,250,843
    Cost of shares redeemed.................................     (731,436,559)       (1,545,546,354)
                                                                -------------       ---------------
    Net increase in net assets derived from capital share
      transactions and from investment operations...........       14,172,537            46,716,991
NET ASSETS:
  Beginning of period.......................................      352,868,857           306,151,866
                                                                -------------       ---------------
  End of period.............................................    $ 367,041,394       $   352,868,857
                                                                =============       ===============

---------------
* Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

         RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND ("TRUST")

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1) SIGNIFICANT ACCOUNTING POLICIES:

    --------------------------------
    The Reserve Tax-Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940 as a nondiversified, open-end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

    A. The Trust's authorized shares of beneficial interest are unlimited and divided into nine (9) series: Interstate, California, Connecticut, Florida, Massachusetts, Michigan, New Jersey, Ohio and Pennsylvania Tax-Exempt Funds. These financial statements and notes apply only to the Interstate Tax-Exempt Fund ("Fund").

    B. Securities are valued at amortized cost which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. Pursuant to Rule 2a-7, for the purpose of computing the average-weighted life to maturity, floating or variable rate instruments, in which the Fund may invest, will be deemed to be: (1) the notice period required before the Fund is entitled to receive payment of principal or, (2) the period remaining until the instrument's next interest rate adjustment.

    C. It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

    D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily.

    E. Net investment income on investments is distributed to shareholders daily and automatically reinvested in additional shares.

    F. The Fund is charged only for its direct or allocated (in proportion to net assets or number of shareholder accounts) share of expenses.

(2) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

    --------------------------------------------------------
    Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Fund, RMCI serves as the Fund's Investment Adviser subject to the direction of the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations of the Fund. RMCI manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser, RMCI receives a management fee at an annual rate of .50% of the first $500 million, .475% of the next $500 million, .45% of the next $500 million, .425% of the next $500 million, and .40% of any excess over $2 billion of the average daily net assets of the Fund.

    DISTRIBUTION ASSISTANCE:

    -------------------------

    Pursuant to a Distribution Plan, the Trust will make payments of up to .20% per annum of the average net asset value of the Fund's qualified shareholder accounts as to which the payee or RMCI has rendered assistance in distributing its shares.

(3) INVESTMENT CONCENTRATION:

    ---------------------------

    The Fund invests substantially all of its assets in a portfolio of tax-exempt debt obligations issued by states, territories and possessions of the United States. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risk associated with such factors, 75.10% of the Fund's investments were backed by letters of credit, bond insurance of financial institutions and financial guaranty assurance agencies.

(4) MANAGEMENT'S USE OF ESTIMATES:

    ----------------------------------

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(5) COMPONENTS OF NET ASSETS:

    -----------------------------

    At November 30, 1998, the Fund's net assets consisted of $367,041 par-value and $366,674,353 paid-in-capital.

(6) FINANCIAL HIGHLIGHTS:

    ----------------------

    Contained below is per share operating performance data for a share of beneficial interest outstanding for each of the periods indicated. The information should be read in conjunction with the accompanying financial data and related notes.

                                                  SIX MONTHS
                                                    ENDED                        FISCAL YEARS ENDED MAY 31,
                                                 NOVEMBER 30,       ----------------------------------------------------
                                                   1998(A)            1998       1997       1996       1995       1994
                                                 ------------         ----       ----       ----       ----       ----
    Net asset value, beginning of period.......    $1.0000          $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                   -------          --------   --------   --------   --------   --------

    Net investment income......................      .0127             .0279      .0256      .0285      .0265      .0165

    Dividends from net investment income.......     (.0127)           (.0279)    (.0256)    (.0285)    (.0265)    (.0165)
                                                   -------          --------   --------   --------   --------   --------

    Net asset value, end of period.............    $1.0000          $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                   =======          ========   ========   ========   ========   ========

    Total return...............................       2.57%(b)          2.79%      2.56%      2.85%      2.65%      1.65%
    RATIOS/SUPPLEMENTAL DATA
    -------------------------------------------
    Net assets end of period (millions)........    $ 367.0          $  352.9   $  306.2   $  292.1   $  315.2   $  352.6
    Ratio of expenses to average net assets....       1.00%(b)           .97%      1.04%      1.04%      1.00%      1.02%
    Ratio of net investment income to average
      net assets...............................       2.52%(b)          2.75%      2.52%      2.80%      2.59%      1.63%

---------------
    (a) Unaudited.
    (b) Annualized.

                            ------------------------

                            FEDERAL TAX INFORMATION

    The dividends distributed by the Fund are exempt interest dividends for Federal tax purposes.

                            ------------------------